Related party transactions	12 Months Ended
Mar. 31, 2020
Related party transactions [abstract]
Related party transactions
Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.

The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms:

	2020	2019	2018
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	5	5	3
Sales: Goods and services supplied to joint ventures¹	101	151	14
Sales: Goods and services supplied to associates²	33	192	220
Purchases: Goods and services received from joint ventures³	61	26	135
Purchases: Goods and services received from associates³	56	141	160

Receivable from joint ventures[4]	255	584	160
Receivable from associates[4]	1	368	376
Payable to joint ventures	72	8	—
Payable to associates	4	12	17
Interest income from joint ventures	2	5	4
Interest income from associates	8	23	27

Dividends received from joint ventures[5]	34	30	43
Dividends received from associates[6]	41	171	170

1.	During the year, £38 million (2019: £139 million) of property sites were sold to a joint venture, St William Homes LLP. A further £32 million of sales were made to NGET/SPT Upgrades Limited in 2020.

2.
Sales relate to transactions with Quadgas, until the date it ceased to be a related party following the disposal of our 39% stake in June 2019 (see note 10). Included within this is other income of £31 million (2019: £52 million) relating to a Transitional Service Agreement following the sale of the UK Gas Distribution business to Quadgas.

3.
During the year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US, most notably, £31 million (2019: £30 million) of purchases from Millennium Pipeline Company LLC. The Group also purchased capitalised assets of £58 million (2019: £26 million) from NGET/SPT Upgrades Limited (a joint venture).

4.
Amounts receivable from associates includes a loan receivable balance of £242 million (2019: £325 million) in relation to St William Homes LLP (a joint venture). There is no longer a loan receivable from Quadgas (2019: £352 million) and Nemo Link (a joint venture) (2019: £258 million). The loan receivable balance from Nemo Link was transferred to equity during 2020 (see note 16 for details).

5.	Dividends of £25 million (2019: £30 million) were received from BritNed Development Limited.

6.	Includes £32 million (2019: £24 million) of dividend income from Millennium Pipeline Company LLC. No dividends were received from Quadgas this year (2019: £133 million).
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of key management remuneration, refer to note 4(c).